15. OTHER LONG-TERM ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Long-term Assets
Prepaid expenses	$ 991	$ 245
Deferred charges (Note 13)	753	1,153
Income tax recoverable	5,866	1,356
Other	302	302
Other long-term assets	$ 7,912	$ 3,056